Discontinued Operations - Schedule of Balance Sheet Discontinued Operation (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Cash		$ 25,671
Accounts receivable, net	$ 985	1,530
Prepaid expenses and other current assets		74,492
Property and equipment, net		176,866
Operating lease right-of-use asset, net		586,310
Goodwill		7,818,805
Intangible assets, net		7,457,961
Deposits and other assets		48,615
Total assets of discontinued operations	16,040,632	16,190,250
Accounts payable and accrued liabilities	493,278	339,074
Deferred revenue	$ 190,850	166,517
Notes payable, net of debt discount and issuance costs		419,056
Operating lease payable		567,423
Total liabilities of discontinued operations		$ 1,492,070